FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets, Carrying Value	$ 3,982	$ 3,056
Financial assets, Fair Value	3,982	3,056
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	25,622	17,714
Financial liabilities, Fair Value	26,001	17,958
Preferred shares	20	20
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	2,475	1,993
Financial liabilities, Fair Value	2,507	1,978
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	18,544	13,113
Financial liabilities, Fair Value	18,891	13,372
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	2,410	1,308
Financial liabilities, Fair Value	2,410	1,308
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	20	20
Financial liabilities, Fair Value	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	2,173	1,280
Financial liabilities, Fair Value	2,173	1,280
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, Carrying Value	827	540
Financial assets, Fair Value	827	540
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, Carrying Value	1,960	1,171
Financial assets, Fair Value	1,960	1,171
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, Carrying Value	1,053	1,172
Financial assets, Fair Value	1,053	1,172
Marketable securities
Disclosure of financial assets [line items]
Financial assets, Carrying Value	142	173
Financial assets, Fair Value	$ 142	$ 173